UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 6,269		$ 108		$ 6,551		$ 165		$ 638	$ 82
Cost of goods sold	6,281	[1],[2],[3]	81	[1],[2],[3]	6,520	[1],[2],[3]	126	[1],[2],[3]	432	91
Gross profit (loss)	(12)		27		31		39		206	(9)
Operating expenses:
Research and development	3,073	[1],[2]	723	[1],[2]	5,914	[1],[2]	1,155	[1],[2]	3,425	1,079
Selling, general and administrative	23,141	[1],[2]	2,962	[1],[2]	44,502	[1],[2]	11,256	[1],[2]	41,498	6,834
Total operating expenses	26,214		3,685		50,416		12,411		44,923	7,913
Loss from operations	(26,226)		(3,658)		(50,385)		(12,372)		(44,717)	(7,922)
Other income (expense):
Management fee income	28		24		58		44		79	35
Convertible Notes fair value adjustment	0		(2,685)		0		(2,984)		(5,067)	0
Debt extinguishment expense									(1,485)	0
Interest expense, net	(5,465)		(1,268)		(7,108)		(1,673)		(5,133)	(522)
Other income and expense			(3)				(3)		230	0
Loss before income taxes									(56,093)	(8,409)
Income tax expense									0	0
Net loss	$ (31,663)		$ (7,590)		$ (57,435)		$ (16,988)		$ (56,093)	$ (8,409)
Net loss applicable to common stockholders per basic common share:
Basic (in dollars per share)	$ (0.36)		$ (0.15)		$ (0.68)		$ (0.35)		$ (1.06)	$ (0.17)
Diluted (in dollars per share)	$ (0.36)		$ (0.15)		$ (0.68)		$ (0.35)		$ (1.06)	$ (0.17)
Weighted average common shares outstanding:
Basic (in shares)	88,607,316		49,131,555		84,830,885		49,131,555		52,888,268	49,676,523
Diluted (in shares)	88,607,316		49,131,555		84,830,885		49,131,555		52,888,268	49,676,523

[1]	Amounts include depreciation and amortization as follows:
[2]	Amounts include stock-based compensation as follows:
[3]	Amounts include the impact for non-cash increase in cost of goods sold attributable to the fair value basis adjustment to inventory in connection with acquisition of Pete’s as follows: